Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Financial Risk Management
Schedule of interest rate sensitivities of our financial assets and liabilities

The following table shows the approximate interest rate sensitivities of our financial assets and liabilities as at December 31, 2018 and 2017:

	Effect on Net Income		Effect on Equity
	2018	2017	2018	2017
0.5% increase	$0.1	$2.2	$0.1	$2.2
0.5% decrease	(0.1)	(2.2)	(0.1)	(2.2)